Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current [Member]
Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Lease liabilities ,Interest rate	1 – 8%
Lease liabilities, Maturity	Within one year
Lease liabilities	£ 18,826	£ 6,540	£ 1,510
Bank loans, Interest rate	Base rate + 3.25% – 3.75% 2.5% – 7.67%
Bank loans, Maturity	Within one year
Bank loans	£ 635
Stocking loans, Interest rate	Base rate + 0.5% – 3%
Stocking loans, Maturity	On earlier of sale or 180 days/Within one year
Stocking loans	£ 169,170	86,709	32,477
Subscription facilities, Interest rate	Base rate + 1.7% – 3.7% + 3.15 – 6%
Subscription facilities, Maturity	Within one year
Subscription facilities	£ 10,188
Mortgages, Interest rate	Base rate + 2%
Mortgages, Maturity	Within one year
Mortgages	£ 547	1,368
Mortgages total	£ 199,366	94,617	33,987
Non-current [Member]
Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Lease liabilities ,Interest rate	1 – 8%
Lease liabilities, Maturity	2023 – 2117
Lease liabilities	£ 71,574	41,508	4,358
Bank loans, Interest rate	Base rate + 3.25% – 3.75% 2.5% – 7.67%
Bank loans, Maturity	2023 – 2025
Bank loans	£ 815
Stocking loans, Interest rate	Base rate + 3%
Stocking loans, Maturity	2023
Stocking loans	£ 8,809
Subscription facilities, Interest rate	Base rate + 1.7% – 3.7% 4.05% – 6%
Subscription facilities, Maturity	2023 – 2025
Subscription facilities	£ 56,987
Mortgages, Interest rate	Base rate + 2%
Mortgages, Maturity	2023 – 2025
Mortgages	£ 1,502	2,126
Mortgages total	139,687	43,634	4,358
Financial liabilities at fair value through profit or loss [Member]
Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Warrants	42,692
Current
Non-current	£ 42,692